Lease Liability (Tables)	6 Months Ended
Dec. 31, 2024
Lease Liability [Abstract]
Schedule of Lease Liability
	31 December 2024 $	30 June 2024 $
Lease liability – Current	10,012	9,842
Lease liability – Non-Current	17,951	23,796
	27,963	33,638

Schedule of Agreement for the Lease

ECM Lithium has entered into an agreement for the lease of a vehicle effective 1 August 2022 expiring on 31 July 2027.

		Less than 6 months $	6 – 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Total contractual cashflows $	Carrying amount of lease liabilities $
Lease liability
	31 December 2024	6,132	6,132	19,417	-	31,681	27,963
	30 June 2024	16,072	16,072	32,144	-	64,288	33,638